Condensed Interim Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Accumulated surplus / (deficit) [Member]
Balance at Dec. 31, 2014	$ 327,200,093	$ 261,000	$ 339,082,131	$ (1,278,546)	$ (10,864,492)
Balance (in shares) at Dec. 31, 2014		25,980,600
Share based compensation	1,436,505	$ 0	1,436,505	0	0
Dividend payments	(12,980,285)	$ 2,297	(2,292,266)	0	(10,690,316)
Dividend payments (in shares)		229,711
Profit for the period	31,954,965	$ 0	0	0	31,954,965
Balance at Dec. 31, 2015	347,611,278	$ 263,297	338,226,370	(1,278,546)	10,400,157
Balance (in shares) at Dec. 31, 2015		26,210,311
Equity offering	$ 64,119,332	$ 75,000	64,044,332	0	0
Equity offering (in shares)	7,500,000	7,500,000
Share based compensation	$ 653,019	$ 0	653,019	0	0
Repurchase of common stock	(2,993,931)	$ 0	0	(2,993,931)	0
Repurchase of common stock (in shares)		(366,347)
Dividend payments	(6,299,392)	$ 1,457	1,245,307	0	(7,546,156)
Dividend payments (in shares)		145,722
Profit for the period	12,235,631	$ 0	0	0	12,235,631
Balance at Jun. 30, 2016	$ 415,325,937	$ 339,754	$ 404,169,028	$ (4,272,477)	$ 15,089,632
Balance (in shares) at Jun. 30, 2016		33,489,686